Note 6 - Disclosures to the Statement of Income and Loss - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax assets	€ 1,175	€ 19,534	€ 2,400
Deferred tax liabilities	48	3,624	1,138
Non-recognition of deferred tax assets	(1,127)	(15,910)	(1,262)
Recognition of deferred tax assets	48	3,624	1,138
Deferred tax assets/liabilities, net	0	0	0
Property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred tax assets	0	15,975	0
Deferred tax liabilities	0	0	45
Current financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	802	0	21
Deferred tax liabilities	0	356	0
Tax loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	54
Advance payments received from customers [member]
Statement Line Items [Line Items]
Deferred tax assets	0	1,707	1,163
Lease liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	373	868	1,015
Current provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	101
Current other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	29
Current other liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	0	159	14
Cash and cash deposits [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	2
Deferred tax liabilities	0	365	47
Current other financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	1
Prepaid expenses [member]
Statement Line Items [Line Items]
Deferred tax assets		825	0
Other financial/ non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	2,258	0
Leases [member]
Statement Line Items [Line Items]
Deferred tax liabilities	47	261	995
Trade payables [member]
Statement Line Items [Line Items]
Deferred tax liabilities	1	290	0
Provisions [member]
Statement Line Items [Line Items]
Deferred tax liabilities	0	94	0
Noncurrent other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax liabilities	0	0	29
Other noncurrent financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	€ 0	€ 0	€ 22